Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	The9 LTD
Document Period End Date	Dec. 31, 2020
Entity Incorporation, State or Country Code	F4
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001296774
Amendment Flag	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representingthree Class A ordinary shares
Trading Symbol	NCTY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,338,560
Class A Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
Trading Symbol	NCTY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	108,154,341
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	13,607,334
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	0